Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2013
Registrant Name	DREYFUS/LAUREL FUNDS INC
Central Index Key	0000819940
Amendment Flag	false
Document Creation Date	May 23, 2014
Document Effective Date	May 23, 2014
Prospectus Date	May 23, 2014
Dreyfus Opportunistic Emerging Markets Debt Fund | Class A
Risk/Return:
Trading Symbol	DOEAX
Dreyfus Opportunistic Emerging Markets Debt Fund | Class C
Risk/Return:
Trading Symbol	DOECX
Dreyfus Opportunistic Emerging Markets Debt Fund | Class I
Risk/Return:
Trading Symbol	DOEIX
Dreyfus Opportunistic Emerging Markets Debt Fund | Class Y
Risk/Return:
Trading Symbol	DOEYX